SHARE-BASED COMPENSATION - Disclosure of changes in number of share options and average price (Details) shares in Thousands, Share in Thousands	12 Months Ended
	Dec. 31, 2021 Share $ / shares	Dec. 31, 2021 Share $ / shares	Dec. 31, 2021 Share shares $ / shares	Dec. 31, 2020 Share $ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Outstanding , beginning balance | Share		8,969		10,756
Granted | Share		2,402		1,835
Exercised | Share		(2,777)		(1,599)
Cancelled/forfeited | Share				(74)
Expired | Share		(324)		(1,949)
Outstanding, ending balance		8,270	8,270	8,969
Options, Exercisable | Share	6,098	6,098	6,098
Average price, Outstanding beginning balance	$ 1.19			$ 1.12
Granted	1.60			0.85
Exercised	0.93			0.53
Cancelled/forfeited				1.31
Expired	2.86			1.02
Average price, Outstanding ending balance	1.33			$ 1.19
Average price, Exercisable	$ 1.31	$ 1.31	$ 1.31